New standards (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of changes in accounting estimates [abstract]
Disclosure of detailed information about new standards adopted, impact summary consolidated balance sheet [Table Text Block]
	As reported December 31, 2018	Adjustment	Revised opening balance, January 1, 2019
Property, plant & equipment, carrying value	$3,819,812	$14,980	$3,834,792
Lease Liability (current)	20,472	4,949	25,421
Lease Liability (non-current)	53,763	10,031	63,794

Disclosure of detailed information about new standards adopted, change in opening lease liability balances [Table Text Block]
Jan. 1, 2019
Total minimum lease payments - lease liabilities, Dec, 31, 2018	$78,174
Newly capitalized leases, IFRS 16	17,708
Total minimum lease payments - lease liabilities, Jan. 1, 2019	95,882
Effect of discounting	(6,667)
Present value of minimum lease payments	89,215
Less: current portion	(25,421)
$63,794

Disclosure of detailed information about new standards adopted, reconciliation of operating leases [Table Text Block]
Operating lease commitments, Dec. 31, 2018	$63,448
Less: short term leases - expedient	(3,663)
Less: low value leases - expedient	(10)
Less: variable consideration leases[1]	(46,120)
Add: inclusion of non - lease components (election) and expected term extensions	4,053
Lease commitments - capitalizable leases, Jan. 1, 2019	17,708
Effect of discounting	(2,728)
Newly capitalized leases at January 1, 2019	$14,980
[1] Variable consideration leases include equipment used for heavy civil works at Constancia.